Stockholders' equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Preference shares [member]
IfrsStatementLineItems [Line Items]
Average cost	$ 21.76	$ 21.76
Market price per share	25.00	20.95
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Market price per share	$ 21.89	$ 19.09